Note 13 - Derivatives	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Text Block]

16. Derivatives:

(a) Bunker swap agreements: As of December 31, 2025, the Company had a series of bunker swap agreements, none of which qualify for hedge accounting. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. The fair value of these derivatives outstanding as of December 31, 2025 amounted to a liability of $800.

(b) EUA futures: As of December 31, 2025, the Company had a series of EUA futures, none of which qualify for hedge accounting. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. The fair value of these derivatives outstanding as of December 31, 2025 amounted to an asset of $291.

(c) Forward Freight Agreements (“FFAs”): As of December 31, 2025, the Company had a series of FFAs, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2025 amounted to a net liability of $316. Following ASC 815 provisions and on the basis that an enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. During the year ended December 31, 2025, the Company, following the effective transfer of the majority of CBI’s derivative positions to Cargill (Note 1), recognized a gain of $7,686 which is included in “Gain on derivative instruments, net” in the accompanying consolidated statement of operations for the year ended December 31, 2025. As of December 31, 2025, the Company has deposited cash collateral related to its FFA derivative instruments, bunker swaps and EUAs of $10,825 (out of which $8,654 were available to be drawn by the Company), which is recorded within Margin deposits in the accompanying 2025 consolidated balance sheet. The amount of collateral to be posted is defined in the terms of the respective agreement executed with counterparties and is required when the agreed upon threshold limits are exceeded.

(d) Foreign Currency options: As of December 31, 2025, the Company entered into 12 Euro/U.S. dollar currency options totaling $14,100 at an average call rate of Euro/U.S. dollar 1.1750, expiring in monthly intervals up to December 2026. The fair value of these foreign currency options outstanding as of December 31, 2025 amounted to an asset of $268.

The following tables present, as of December 31, 2025, gross and net derivative assets and liabilities by contract type:

December 31, 2025
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$6,037	$-
Bunker swaps*	242	-
EUA Futures*	291	-
Foreign currency options	268	-
Total gross derivative contracts	$6,838	$-

Amounts offset
Counterparty netting*	(6,570)	-
Total derivative assets, December 31, 2025	$268	$-
	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,353)	$-
Bunker swaps	(18)	-
Bunker swaps*	(1,024)	-
Total gross derivative contracts	$(7,395)	$-

Amounts offset
Counterparty netting*	6,570	-
Total derivative liabilities, December 31, 2025	$(825)	$-

* The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments, EUA futures and bunker swaps.

		Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain Recognized in Gain on derivative instruments, net	Amount of Gain Recognized in Gain on derivative instruments, net
		For the period from September 29 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Bunker swap agreements	Gain on derivative instruments, net	$-	$-	$(41)
EUA Futures	Gain on derivative instruments, net	-	-	229
Forward Freight Agreements	Gain on derivative instruments, net	-	-	12,475
Foreign currency options	Gain on derivative instruments, net	-	-	268
Total		$-	$-	$12,931

Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13. Derivatives:

(a) Interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates by entering into interest rate caps agreements with varying start and maturity dates.

The interest rate derivative instruments are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in the predecessor combined carve-out statements of comprehensive income/ loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (loss) on derivative instruments, net.

During the year ended December 31, 2024, the Company terminated the interest rate cap related to the loans discussed in Notes 7.1, 7.2, 7.3 and 7.7 and received the aggregate amount of $4,694, which is included in Gain/ (loss) on derivative instruments, net in the accompanying predecessor combined carve-out statement of operations.

During the year ended December 31, 2023, the Company terminated the interest rate caps related among others to the loans discussed in Notes 7.1 and 7.2 and received the aggregate amount of $5,960, which is included in Gain / (Loss) on derivative instruments, net in the accompanying 2023 predecessor combined carve-out statement of operations.

As of December 31, 2024, the Company did not hold any interest rate caps.

(b) Interest rate caps that do not meet the criteria for hedge accounting: As of December 31, 2024, the Company did not hold any interest rate caps.

(c) Forward Freight Agreements (“FFAs”), Bunker swap agreements and EUA futures: As of December 31, 2024, the Company had a series of bunker swap agreements, none of which qualify for hedge accounting. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. The fair value of these derivatives outstanding as of December 31, 2024 amounted to a net liability of $447.

As of December 31, 2024, the Company had a series of EUA futures, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2024 amounted to an asset of $307.

As of December 31, 2024, the Company had a series of FFAs, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2024 amounted to a net liability of $19,155. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. As of December 31, 2024, the Company deposited cash collateral related to its FFA derivative instruments, bunker swaps and EUA futures of $45,221, which is recorded within margin deposits in the accompanying predecessor combined carve-out balance sheet. The amount of collateral to be posted is defined in the terms of the respective agreements executed with counterparties and is required when the agreed upon threshold limits are exceeded.

The following tables present, as of December 31, 2024, gross and net derivative assets and liabilities by contract type:

As of December 31, 2024
	Derivatives	Derivatives
	Assets - Current	Assets - Non-Current
FFAs*	$8,590	$120
Bunker swaps	37	-
Bunker swaps*	304	-
EUA Futures	160	147
Total gross derivative contracts	$9,091	$267

Amounts offset
Counterparty netting*	(8,894)	(120)
Total derivative assets, December 31, 2024	$197	$147
	Derivatives Liabilities - Current	Derivatives Liabilities - Non-Current
FFAs*	$(22,653)	$(5,212)
Bunker swaps	(308)	(15)
Bunker swaps*	(398)	(67)
Total gross derivative contracts	$(23,359)	$(5,294)

Amounts offset
Counterparty netting*	8,894	120
Total derivative liabilities, December 31, 2024	$(14,465)	$(5,174)

*The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments and bunker swaps.

The Effect of Derivative Instruments for the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
Interest rate caps (included component)	$3,124	$2,417	$-
Interest rate caps (excluded component) (1)	(4,883)	(1,065)	-
Reclassification to Interest and finance costs	(4,989)	(4,231)	-
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	1,661	1,975	-
Total	$(5,087)	$(904)	$-
(1)	Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net
		For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
Interest rate caps	Gain / (loss) on derivative instruments, net	$2,511	$568	$-
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	5,421	(47,684)	373
Bunker swap agreements	Gain / (loss) on derivative instruments, net	(1,491)	3,825	(1,061)
EUA Futures	Gain / (loss) on derivative instruments, net	-	276	(22)
Forward currency contracts	Gain / (loss) on derivative instruments, net	(26)	-	-
Total		$6,415	$(43,015)	$(710)